RULE 497 DOCUMENT

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), the purpose of this filing is to submit an interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A on behalf of the Funds listed below. The interactive data file included as an exhibit to this filing relates to the supplement filed with the Securities and Exchange Commission on behalf of the Funds listed below pursuant to Rule 497(e) under the Securities Act on March 25, 2020; such supplement (accession number 0000088053-20-000345) is incorporated by reference into this Rule 497 Document.

DEUTSCHE DWS INSTITUTIONAL FUNDS

DWS Equity 500 Index Fund

DWS S&P 500 Index Fund

DEUTSCHE DWS INVESTMENTS VIT FUNDS

DWS Equity 500 Index VIP